American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value Fund
November 30, 2021

Avantis U.S. Small Cap Value Fund - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.1%
AAR Corp.(1)	11,170	364,812
Kaman Corp.	1,096	40,552
		405,364
Air Freight and Logistics — 0.9%
Air Transport Services Group, Inc.(1)	27,629	682,160
Atlas Air Worldwide Holdings, Inc.(1)	20,750	1,817,908
Hub Group, Inc., Class A(1)	7,048	547,418
		3,047,486
Airlines — 0.7%
Allegiant Travel Co.(1)	5,940	1,028,927
Mesa Air Group, Inc.(1)	4,324	30,527
SkyWest, Inc.(1)	29,145	1,141,610
		2,201,064
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	52,422	464,459
Cooper-Standard Holdings, Inc.(1)	1,677	38,722
Dana, Inc.	24,492	526,578
Dorman Products, Inc.(1)	5,959	661,330
Gentherm, Inc.(1)	2,944	248,621
Goodyear Tire & Rubber Co. (The)(1)	90,112	1,812,152
Modine Manufacturing Co.(1)	18,270	189,277
Motorcar Parts of America, Inc.(1)	3,032	48,633
Standard Motor Products, Inc.	8,475	424,089
Strattec Security Corp.(1)	45	1,646
		4,415,507
Automobiles — 0.4%
Harley-Davidson, Inc.	5,970	218,681
Winnebago Industries, Inc.	16,078	1,161,153
		1,379,834
Banks — 16.5%
1st Constitution Bancorp	116	2,765
1st Source Corp.	3,078	142,357
ACNB Corp.	923	26,804
Amalgamated Financial Corp.	3,591	60,760
Amerant Bancorp, Inc.(1)	3,100	87,265
American National Bankshares, Inc.	1,409	51,541
Ameris Bancorp	17,256	839,850
Ames National Corp.	1,518	37,191
Arrow Financial Corp.	3,365	116,092
Associated Banc-Corp.	51,876	1,136,084
Atlantic Capital Bancshares, Inc.(1)	4,632	129,418
Banc of California, Inc.	11,651	228,243
BancFirst Corp.	4,390	279,336
Bancorp, Inc. (The)(1)	18,493	522,797
Bank First Corp.	423	29,707
Bank of Hawaii Corp.	9,791	781,126
Bank OZK	8,474	378,873
BankFinancial Corp.	377	4,004

BankUnited, Inc.	24,034	952,708
Banner Corp.	11,103	635,980
Bar Harbor Bankshares	2,956	84,453
Baycom Corp.(1)	1,850	33,689
BCB Bancorp, Inc.	3,352	49,241
Brookline Bancorp., Inc.	21,062	324,987
Business First Bancshares, Inc.	3,317	91,217
Byline Bancorp, Inc.	4,809	124,890
C&F Financial Corp.	431	21,593
Cambridge Bancorp	500	44,390
Camden National Corp.	3,412	156,338
Capital Bancorp, Inc.	2,756	73,227
Capital City Bank Group, Inc.	2,809	74,467
Capstar Financial Holdings, Inc.	3,560	74,155
Cathay General Bancorp	25,409	1,064,891
CB Financial Services, Inc.	235	5,574
Central Pacific Financial Corp.	7,240	193,815
Central Valley Community Bancorp	2,641	55,461
Chemung Financial Corp.	842	39,953
CIT Group, Inc.	40,752	1,999,293
City Holding Co.	3,653	286,614
Civista Bancshares, Inc.	2,482	58,401
CNB Financial Corp.	3,804	100,235
Coastal Financial Corp.(1)	250	10,933
Colony Bankcorp, Inc.	416	7,488
Community Bankers Trust Corp.	5,330	59,909
Community Financial Corp. (The)	1,296	47,978
Community Trust Bancorp, Inc.	3,584	150,528
ConnectOne Bancorp, Inc.	12,835	417,137
County Bancorp, Inc.	174	5,893
CrossFirst Bankshares, Inc.(1)	1,648	23,056
Customers Bancorp, Inc.(1)	15,789	910,078
Dime Community Bancshares, Inc.	4,859	166,664
Eagle Bancorp Montana, Inc.	1,752	38,562
Eagle Bancorp, Inc.	9,609	541,467
Enterprise Bancorp, Inc.	1,329	52,389
Enterprise Financial Services Corp.	1,640	76,047
Equity Bancshares, Inc., Class A	2,793	90,828
Esquire Financial Holdings, Inc.(1)	1,574	51,958
Evans Bancorp, Inc.	1,322	52,153
F.N.B. Corp.	71,813	837,340
Farmers National Banc Corp.	6,519	114,669
FB Financial Corp.	11,776	505,190
Financial Institutions, Inc.	3,877	119,412
First BanCorp	54,059	718,444
First Bancorp, Inc. (The)	227	6,874
First Bancorp/Southern Pines NC	6,690	297,304
First Bank/Hamilton NJ	4,600	66,562
First Busey Corp.	17,384	446,769
First Business Financial Services, Inc.	977	27,952
First Citizens BancShares, Inc., Class A	234	188,131
First Commonwealth Financial Corp.	25,663	385,715
First Community Bankshares, Inc.	2,500	81,750
First Community Corp.	85	1,794
First Financial Corp.	2,780	120,819

First Foundation, Inc.	13,911	353,618
First Guaranty Bancshares, Inc.	242	5,297
First Internet Bancorp	2,597	112,476
First Mid Bancshares, Inc.	2,956	124,241
First Midwest Bancorp., Inc.	22,000	434,060
First of Long Island Corp. (The)	5,675	118,891
First Savings Financial Group, Inc.	1,383	35,681
First United Corp.	279	5,209
First Western Financial, Inc.(1)	900	26,982
Flushing Financial Corp.	7,696	181,780
FNCB Bancorp, Inc.	206	1,858
Franklin Financial Services Corp.	146	4,818
Fulton Financial Corp.	61,870	976,927
FVCBankcorp, Inc.(1)	598	12,026
Glacier Bancorp, Inc.	2,554	138,682
Great Southern Bancorp, Inc.	2,864	159,324
Great Western Bancorp, Inc.	13,477	452,153
Hancock Whitney Corp.	28,231	1,348,877
Hanmi Financial Corp.	10,668	239,710
HarborOne Bancorp, Inc.	11,000	152,790
Hawthorn Bancshares, Inc.	762	18,844
HBT Financial, Inc.	2,201	39,618
Heartland Financial USA, Inc.	12,676	602,110
Hilltop Holdings, Inc.	18,784	639,220
HomeStreet, Inc.	6,164	304,317
HomeTrust Bancshares, Inc.	2,923	87,778
Hope Bancorp, Inc.	27,250	391,037
Horizon Bancorp, Inc.	10,432	202,381
Howard Bancorp, Inc.(1)	1,034	21,362
Independent Bank Corp. (Michigan)	5,710	128,760
International Bancshares Corp.	14,177	595,576
Investar Holding Corp.	2,251	40,338
Investors Bancorp, Inc.	86,972	1,295,013
Lakeland Bancorp, Inc.	11,156	199,581
Lakeland Financial Corp.	3,035	214,332
Landmark Bancorp, Inc.	195	5,601
LCNB Corp.	1,807	34,604
Level One Bancorp, Inc.	984	37,284
Limestone Bancorp, Inc.(1)	58	1,087
Live Oak Bancshares, Inc.	8,775	781,852
Macatawa Bank Corp.	7,793	65,617
Mercantile Bank Corp.	3,782	127,000
Meridian Corp.	1,533	51,739
Meta Financial Group, Inc.	10,015	598,597
Metrocity Bankshares, Inc.	3,750	100,875
Metropolitan Bank Holding Corp.(1)	2,839	269,506
Mid Penn Bancorp, Inc.	1,366	42,974
Midland States Bancorp, Inc.	4,977	118,453
MidWestOne Financial Group, Inc.	3,723	114,668
MVB Financial Corp.	2,840	116,639
National Bank Holdings Corp., Class A	8,652	368,748
National Bankshares, Inc.	300	11,007
NBT Bancorp, Inc.	11,306	408,260
Nicolet Bankshares, Inc.(1)	1,556	110,958
Northeast Bank	1,928	62,448

Northrim BanCorp, Inc.	1,797	72,868
Oak Valley Bancorp	775	13,299
OFG Bancorp	18,224	439,198
Old National Bancorp.	28,463	502,657
Old Second Bancorp, Inc.	7,020	86,697
Origin Bancorp, Inc.	5,780	243,858
Orrstown Financial Services, Inc.	2,704	63,274
Pacific Premier Bancorp, Inc.	10,714	415,167
PacWest Bancorp	43,726	1,956,301
Park National Corp.	4,237	551,191
Parke Bancorp, Inc.	2,104	43,132
PCB Bancorp.	1,436	31,980
Peapack-Gladstone Financial Corp.	4,207	139,168
Peoples Bancorp of North Carolina, Inc.	588	16,752
Peoples Bancorp, Inc.	5,085	156,821
Plumas Bancorp	642	21,950
Popular, Inc.	16,908	1,315,781
Preferred Bank	1,707	116,332
Primis Financial Corp.	5,304	81,045
QCR Holdings, Inc.	3,687	198,877
RBB Bancorp	3,757	91,896
Red River Bancshares, Inc.	185	9,768
Reliant Bancorp, Inc.	1,329	44,216
Republic Bancorp, Inc., Class A	3,166	162,194
Salisbury Bancorp, Inc.	31	1,598
Sandy Spring Bancorp, Inc.	15,303	718,170
SB Financial Group, Inc.	128	2,413
ServisFirst Bancshares, Inc.	7,912	636,046
Shore Bancshares, Inc.	1,205	23,618
Sierra Bancorp	3,475	87,501
Simmons First National Corp., Class A	22,259	647,959
SmartFinancial, Inc.	2,267	58,194
South Plains Financial, Inc.	2,649	66,225
Southern First Bancshares, Inc.(1)	1,448	84,751
Southside Bancshares, Inc.	8,017	326,693
Spirit of Texas Bancshares, Inc.	3,243	90,155
Sterling Bancorp	23,118	573,558
Stock Yards Bancorp, Inc.	3,157	188,883
Summit Financial Group, Inc.	1,425	35,625
Synovus Financial Corp.	16,965	768,345
Texas Capital Bancshares, Inc.(1)	14,141	796,421
Tompkins Financial Corp.	2,874	224,632
Towne Bank	10,400	318,136
TriCo Bancshares	6,953	293,138
TriState Capital Holdings, Inc.(1)	6,084	181,972
Triumph Bancorp, Inc.(1)	1,205	153,457
Trustmark Corp.	18,782	574,917
UMB Financial Corp.	15,586	1,567,640
Umpqua Holdings Corp.	86,466	1,648,042
Union Bankshares, Inc.	156	4,883
United Community Banks, Inc.	27,829	953,700
United Security Bancshares	700	5,411
Unity Bancorp, Inc.	1,160	30,160
Univest Financial Corp.	6,988	192,659
Valley National Bancorp	100,339	1,348,556

Washington Trust Bancorp, Inc.	3,750	201,750
Webster Financial Corp.	33,106	1,784,082
West BanCorp, Inc.	3,824	118,659
Wintrust Financial Corp.	18,135	1,587,357
		54,184,890
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	2,476	1,412,731
Biotechnology — 0.8%
Catalyst Pharmaceuticals, Inc.(1)	30,006	210,042
Eagle Pharmaceuticals, Inc.(1)	488	23,268
Emergent BioSolutions, Inc.(1)	15,529	685,140
Ironwood Pharmaceuticals, Inc.(1)	65,025	721,127
Ovid therapeutics, Inc.(1)	14,703	49,255
Sage Therapeutics, Inc.(1)	10,899	424,080
uniQure NV(1)	18,039	502,386
		2,615,298
Building Products — 0.7%
Apogee Enterprises, Inc.	10,042	414,735
Insteel Industries, Inc.	7,487	315,652
Masonite International Corp.(1)	10,273	1,099,211
Quanex Building Products Corp.	14,314	305,890
		2,135,488
Capital Markets — 2.4%
B. Riley Financial, Inc.	4,921	381,033
Brightsphere Investment Group, Inc.	19,570	587,687
Cowen, Inc., Class A	8,775	310,460
Diamond Hill Investment Group, Inc.	855	164,237
Evercore, Inc., Class A	9,843	1,365,224
Freedom Holding Corp.(1)	3,947	264,212
GAMCO Investors, Inc., Class A	544	13,317
Hennessy Advisors, Inc.	490	5,228
Janus Henderson Group plc	16,383	700,046
Moelis & Co., Class A	24,606	1,508,594
Oppenheimer Holdings, Inc., Class A	2,286	112,105
Piper Sandler Cos.	5,844	968,643
Stifel Financial Corp.	16,908	1,200,637
StoneX Group, Inc.(1)	1,290	72,466
Victory Capital Holdings, Inc., Class A	4,007	140,485
Virtus Investment Partners, Inc.	218	64,829
		7,859,203
Chemicals — 2.8%
AdvanSix, Inc.	19,230	870,927
American Vanguard Corp.	10,505	150,327
Cabot Corp.	23,302	1,222,889
Chemours Co. (The)	85,000	2,524,500
Ecovyst, Inc.	15,508	148,412
Ferro Corp.(1)	13,228	279,375
Hawkins, Inc.	4,636	153,822
Intrepid Potash, Inc.(1)	532	21,865
Koppers Holdings, Inc.(1)	7,463	225,383
Kraton Corp.(1)	19,350	891,261
Kronos Worldwide, Inc.	4,662	65,268
LSB Industries, Inc.(1)	8,574	77,252
NewMarket Corp.	98	32,467
Orion Engineered Carbons SA(1)	5,932	104,107

Rayonier Advanced Materials, Inc.(1)	15,099	82,742
Stepan Co.	5,121	577,188
Trecora Resources(1)	1,362	11,672
Tronox Holdings plc, Class A	72,621	1,596,936
		9,036,393
Commercial Services and Supplies — 0.9%
Civeo Corp.(1)	4,767	101,537
Clean Harbors, Inc.(1)	15,723	1,594,941
Ennis, Inc.	4,672	88,861
Healthcare Services Group, Inc.	15,655	273,963
Heritage-Crystal Clean, Inc.(1)	7,190	230,727
HNI Corp.	9,929	392,295
Interface, Inc.	23,294	332,173
Team, Inc.(1)	9	12
		3,014,509
Communications Equipment — 0.4%
ViaSat, Inc.(1)	29,019	1,285,252
Construction and Engineering — 1.5%
Arcosa, Inc.	1,139	58,283
Argan, Inc.	5,290	207,897
Dycom Industries, Inc.(1)	9,410	879,647
EMCOR Group, Inc.	266	31,744
Granite Construction, Inc.	29,755	1,156,874
Great Lakes Dredge & Dock Corp.(1)	4,820	71,240
MasTec, Inc.(1)	7,809	719,755
MYR Group, Inc.(1)	10,584	1,171,755
Northwest Pipe Co.(1)	1,947	56,035
Primoris Services Corp.	11,796	264,466
Sterling Construction Co., Inc.(1)	11,186	288,263
Tutor Perini Corp.(1)	11,534	148,327
		5,054,286
Construction Materials†
United States Lime & Minerals, Inc.	69	8,221
Consumer Finance — 2.2%
Atlanticus Holdings Corp.(1)	2,510	149,169
Elevate Credit, Inc.(1)	566	1,805
Encore Capital Group, Inc.(1)	10,052	586,434
Enova International, Inc.(1)	1,107	42,199
EZCORP, Inc., Class A(1)	8,933	66,104
Green Dot Corp., Class A(1)	19,310	693,229
Navient Corp.	55,897	1,102,848
Nelnet, Inc., Class A	4,308	371,350
OneMain Holdings, Inc.	14,192	706,620
PRA Group, Inc.(1)	14,829	629,639
PROG Holdings, Inc.(1)	13,673	616,926
Regional Management Corp.	2,426	137,215
SLM Corp.	93,457	1,661,665
World Acceptance Corp.(1)	1,826	375,097
		7,140,300
Containers and Packaging†
TriMas Corp.	3,636	120,424
Distributors†
Funko, Inc., Class A(1)	2,882	47,092
Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc.(1)	14,114	1,022,842

Laureate Education, Inc., Class A	16,411	164,110
Lincoln Educational Services Corp.(1)	3,686	25,986
Perdoceo Education Corp.(1)	31,604	311,299
Universal Technical Institute, Inc.(1)	4,000	33,600
		1,557,837
Diversified Financial Services†
Alerus Financial Corp.	2,974	89,518
Marlin Business Services Corp.	2,875	65,981
		155,499
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	2,999	114,592
EchoStar Corp., Class A(1)	16,186	443,011
IDT Corp., Class B(1)	9,979	541,660
Iridium Communications, Inc.(1)	25,633	985,589
		2,084,852
Electrical Equipment — 1.2%
Atkore, Inc.(1)	15,795	1,682,167
Encore Wire Corp.	14,540	2,042,288
Preformed Line Products Co.	32	2,021
TPI Composites, Inc.(1)	5,049	90,024
		3,816,500
Electronic Equipment, Instruments and Components — 1.7%
Bel Fuse, Inc., Class B	1,891	22,768
Benchmark Electronics, Inc.	3,815	89,958
Daktronics, Inc.(1)	10,964	53,504
ePlus, Inc.(1)	4,413	465,527
Kimball Electronics, Inc.(1)	11,971	254,025
Methode Electronics, Inc.	1,653	73,509
Plexus Corp.(1)	14,604	1,228,781
Sanmina Corp.(1)	31,382	1,146,698
ScanSource, Inc.(1)	12,058	376,812
TD SYNNEX Corp.	4,369	452,017
TTM Technologies, Inc.(1)	17,023	234,577
Vishay Intertechnology, Inc.	56,711	1,155,203
		5,553,379
Energy Equipment and Services — 2.3%
Archrock, Inc.	93,272	689,280
Bristow Group, Inc.(1)	12,875	382,388
ChampionX Corp.(1)	22,298	455,102
Geospace Technologies Corp.(1)	1,658	14,275
Helmerich & Payne, Inc.	25,283	567,603
Nabors Industries Ltd.(1)	5,541	451,370
National Energy Services Reunited Corp.(1)	6,596	65,366
Natural Gas Services Group, Inc.(1)	3,161	33,696
Newpark Resources, Inc.(1)	37,589	102,618
NexTier Oilfield Solutions, Inc.(1)	19,357	69,685
NOV, Inc.(1)	169,361	2,018,783
Oceaneering International, Inc.(1)	51,766	553,379
Oil States International, Inc.(1)	6,690	33,851
Patterson-UTI Energy, Inc.	53,148	375,225
ProPetro Holding Corp.(1)	48,522	398,851
Select Energy Services, Inc., Class A(1)	18,851	108,016
TechnipFMC plc(1)	35,662	202,204
TETRA Technologies Inc(1)	64,383	168,040
Transocean Ltd.(1)	206,443	623,458

US Silica Holdings, Inc.(1)	33,311	323,117
		7,636,307
Food and Staples Retailing — 1.6%
HF Foods Group, Inc.(1)	4,000	28,560
Ingles Markets, Inc., Class A	8,673	665,913
Natural Grocers by Vitamin Cottage, Inc.	2,534	32,587
PriceSmart, Inc.	6,006	430,750
SpartanNash Co.	20,835	498,582
Sprouts Farmers Market, Inc.(1)	38,012	1,005,798
United Natural Foods, Inc.(1)	38,986	1,938,384
Village Super Market, Inc., Class A	2,044	43,455
Weis Markets, Inc.	8,900	560,255
		5,204,284
Food Products — 1.7%
Flowers Foods, Inc.	80,661	2,082,667
Fresh Del Monte Produce, Inc.	16,780	415,473
John B Sanfilippo & Son, Inc.	1,239	102,094
Mission Produce, Inc.(1)	4,066	72,009
Pilgrim's Pride Corp.(1)	12,579	353,218
Sanderson Farms, Inc.	12,459	2,339,551
Seneca Foods Corp., Class A(1)	2,081	88,879
		5,453,891
Health Care Equipment and Supplies — 0.7%
Co-Diagnostics, Inc.(1)(2)	13,905	134,044
FONAR Corp.(1)	475	7,767
Meridian Bioscience, Inc.(1)	17,556	349,540
Quidel Corp.(1)	12,236	1,805,544
		2,296,895
Health Care Providers and Services — 0.5%
Fulgent Genetics, Inc.(1)(2)	9,017	843,270
Magellan Health, Inc.(1)	1,557	147,588
National HealthCare Corp.	1,749	112,793
Patterson Cos., Inc.	15,682	493,513
Triple-S Management Corp., Class B(1)	1,851	65,747
		1,662,911
Hotels, Restaurants and Leisure — 0.4%
Carrols Restaurant Group, Inc.	3,216	9,198
Century Casinos, Inc.(1)	7,279	94,991
Chuy's Holdings, Inc.(1)	2,374	68,039
Cracker Barrel Old Country Store, Inc.	5,801	707,838
Hilton Grand Vacations, Inc.(1)	2,545	120,887
Monarch Casino & Resort, Inc.(1)	4,561	307,275
ONE Group Hospitality, Inc. (The)(1)	7,193	94,300
		1,402,528
Household Durables — 2.0%
Bassett Furniture Industries, Inc.	2,642	40,264
Beazer Homes USA, Inc.(1)	11,698	229,749
Cavco Industries, Inc.(1)	1,489	442,963
Century Communities, Inc.	13,198	937,982
Ethan Allen Interiors, Inc.	5,082	114,345
La-Z-Boy, Inc.	10,278	343,182
Legacy Housing Corp.(1)	861	21,499
LGI Homes, Inc.(1)	6,122	879,486
Lifetime Brands, Inc.	2,719	44,157
Sonos, Inc.(1)	10,877	344,257

Taylor Morrison Home Corp.(1)	54,325	1,687,334
Tri Pointe Homes, Inc.(1)	49,427	1,234,192
Universal Electronics, Inc.(1)	2,663	96,401
		6,415,811
Household Products — 0.2%
Central Garden & Pet Co.(1)	2,352	113,319
Central Garden & Pet Co., Class A(1)	9,693	420,192
Ocean Bio-Chem, Inc.	261	2,571
		536,082
Insurance — 3.9%
American Equity Investment Life Holding Co.	24,965	839,573
American National Group, Inc.	1,671	316,237
AMERISAFE, Inc.	3,786	200,999
Argo Group International Holdings Ltd.	4,052	219,942
Axis Capital Holdings Ltd.	30,229	1,501,777
Brighthouse Financial, Inc.(1)	30,139	1,465,057
CNO Financial Group, Inc.	35,969	815,057
Crawford & Co., Class A	1,407	10,257
Donegal Group, Inc., Class A	3,433	46,689
Employers Holdings, Inc.	6,455	249,227
Genworth Financial, Inc., Class A(1)	128,019	489,032
Hanover Insurance Group, Inc. (The)	8,684	1,057,277
HCI Group, Inc.	1,390	153,456
Horace Mann Educators Corp.	13,411	497,146
Investors Title Co.	100	21,600
Mercury General Corp.	6,971	355,660
NI Holdings, Inc.(1)	1,243	23,045
Safety Insurance Group, Inc.	4,417	341,302
Selective Insurance Group, Inc.	19,011	1,436,091
SiriusPoint Ltd.(1)	28,701	220,998
Stewart Information Services Corp.	9,090	647,390
Tiptree, Inc.	6,709	87,418
Unum Group	35,628	823,007
White Mountains Insurance Group Ltd.	813	815,358
		12,633,595
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	31,012	517,280
Internet and Direct Marketing Retail — 0.1%
Duluth Holdings, Inc., Class B(1)	2,282	31,652
Lands' End, Inc.(1)	5,925	136,334
PetMed Express, Inc.(2)	5,834	159,618
		327,604
IT Services — 0.3%
Alliance Data Systems Corp.	11,697	797,267
BM Technologies, Inc.(1)	60	723
Computer Task Group, Inc.(1)	2,231	17,625
Innodata, Inc.(1)	154	1,004
		816,619
Leisure Products — 1.2%
Acushnet Holdings Corp.	14,795	804,552
Callaway Golf Co.(1)	25,284	681,657
Johnson Outdoors, Inc., Class A	1,060	110,282
Malibu Boats, Inc., Class A(1)	4,163	289,204
MasterCraft Boat Holdings, Inc.(1)	3,050	83,448
Smith & Wesson Brands, Inc.	21,688	493,402

Sturm Ruger & Co., Inc.	6,698	480,180
Vista Outdoor, Inc.(1)	25,332	1,106,248
		4,048,973
Machinery — 2.5%
Alamo Group, Inc.	1,306	185,739
Albany International Corp., Class A	14,081	1,139,575
Commercial Vehicle Group, Inc.(1)	10,619	89,093
EnPro Industries, Inc.	6,666	679,932
Greenbrier Cos., Inc. (The)	13,450	537,866
Kennametal, Inc.	18,143	641,718
L.B. Foster Co., Class A(1)	1,249	18,922
Mayville Engineering Co., Inc.(1)	1,461	21,696
Miller Industries, Inc.	2,093	68,462
Mueller Industries, Inc.	32,689	1,808,682
Mueller Water Products, Inc., Class A	68,112	929,048
REV Group, Inc.	10,000	157,000
Shyft Group, Inc. (The)	3,001	145,879
Terex Corp.	24,075	1,020,299
Titan International, Inc.(1)	6,144	42,332
Trinity Industries, Inc.	28,873	765,135
		8,251,378
Marine — 0.8%
Costamare, Inc.	18,233	218,796
Eagle Bulk Shipping, Inc.	2,384	95,527
Matson, Inc.	28,882	2,354,749
Safe Bulkers, Inc.(1)	30,714	111,185
		2,780,257
Media — 0.3%
Cumulus Media, Inc., Class A(1)	3,804	46,295
Entercom Communications Corp.(1)	21,089	52,090
Entravision Communications Corp., Class A	30,218	224,520
Gray Television, Inc.	19,723	406,688
Scholastic Corp.	3,943	148,414
		878,007
Metals and Mining — 2.9%
Alcoa Corp.	59,145	2,752,017
Alpha Metallurgical Resources, Inc.(1)	9,300	433,287
Arconic Corp.(1)	19,166	512,116
Carpenter Technology Corp.	17,320	475,954
Coeur Mining, Inc.(1)	72,945	408,492
Commercial Metals Co.	55,786	1,723,787
Haynes International, Inc.	4,625	185,324
Ryerson Holding Corp.	3,000	70,290
Schnitzer Steel Industries, Inc., Class A	13,372	643,193
SunCoke Energy, Inc.	42,909	261,316
Synalloy Corp.(1)	850	11,900
TimkenSteel Corp.(1)	22,578	323,317
United States Steel Corp.	6,000	135,660
Warrior Met Coal, Inc.	45,948	987,422
Worthington Industries, Inc.	8,925	428,221
		9,352,296
Multiline Retail — 1.5%
Big Lots, Inc.	14,276	619,293
Dillard's, Inc., Class A	2,544	696,802
Kohl's Corp.	17,187	880,490

Macy's, Inc.	94,123	2,682,505
		4,879,090
Oil, Gas and Consumable Fuels — 13.3%
Alto Ingredients, Inc.(1)	27,946	145,599
Antero Midstream Corp.	214,127	2,079,173
Antero Resources Corp.(1)	68,678	1,205,986
Arch Resources, Inc.(2)	10,926	846,656
Ardmore Shipping Corp.(1)	3,480	12,772
Berry Corp.	33,513	272,796
Brigham Minerals, Inc., Class A	7,212	149,721
Callon Petroleum Co.(1)	39,067	1,986,166
Centennial Resource Development, Inc., Class A(1)	102,736	640,045
Civitas Resources, Inc.	47,732	2,439,582
CNX Resources Corp.(1)	113,171	1,543,652
Comstock Resources, Inc.(1)	56,462	456,778
CONSOL Energy, Inc.(1)	19,841	435,510
CVR Energy, Inc.	13,171	205,599
DHT Holdings, Inc.	74,073	411,105
Dorian LPG Ltd.	15,609	192,147
Earthstone Energy, Inc., Class A(1)	12,000	122,640
EnLink Midstream LLC(1)	137,612	895,854
EQT Corp.(1)	64,348	1,250,282
Equitrans Midstream Corp.	281,248	2,705,606
Goodrich Petroleum Corp.(1)	3,524	81,052
HollyFrontier Corp.	39,733	1,284,171
International Seaways, Inc.	10,652	155,519
Kosmos Energy Ltd.(1)	304,082	1,112,940
Laredo Petroleum, Inc.(1)	11,562	681,002
Magnolia Oil & Gas Corp., Class A	104,002	1,972,918
Marathon Oil Corp.	90,423	1,400,652
Matador Resources Co.	75,115	2,949,766
Murphy Oil Corp.	101,708	2,703,399
Nordic American Tankers Ltd.	49,596	98,200
Overseas Shipholding Group, Inc., Class A(1)	20,289	36,317
PBF Energy, Inc., Class A(1)	65,858	825,201
PDC Energy, Inc.	65,223	3,289,196
PHX Minerals, Inc.	100	249
Range Resources Corp.(1)	88,344	1,728,009
Ranger Oil Corp., Class A(1)	10,940	294,505
Ring Energy, Inc.(1)(2)	43,209	99,813
SandRidge Energy, Inc.(1)	17,264	183,516
Scorpio Tankers, Inc.	19,633	273,095
SFL Corp. Ltd.	67,577	563,592
SilverBow Resources, Inc.(1)	5,834	137,507
SM Energy Co.	86,384	2,505,136
Talos Energy, Inc.(1)	31,722	316,268
Teekay Corp.(1)	25,357	84,185
Teekay Tankers Ltd., Class A(1)	8,343	93,692
VAALCO Energy, Inc.(1)	19,484	59,621
Whiting Petroleum Corp.(1)	33,256	2,151,331
World Fuel Services Corp.	15,294	382,197
		43,460,718
Paper and Forest Products — 1.1%
Clearwater Paper Corp.(1)	10,009	402,862
Glatfelter Corp.	20,374	335,560

Louisiana-Pacific Corp.	32,421	2,118,712
Mercer International, Inc.	19,001	203,311
Neenah, Inc.	2,990	139,005
Verso Corp., Class A	15,650	330,841
		3,530,291
Personal Products — 0.5%
Inter Parfums, Inc.	3,475	305,209
Nature's Sunshine Products, Inc.	2,382	40,494
Nu Skin Enterprises, Inc., Class A	15,856	695,761
USANA Health Sciences, Inc.(1)	5,134	511,963
		1,553,427
Pharmaceuticals — 1.4%
Atea Pharmaceuticals, Inc.(1)	33,053	267,399
BioDelivery Sciences International, Inc.(1)	9,673	26,891
Collegium Pharmaceutical, Inc.(1)	12,035	211,575
Innoviva, Inc.(1)	34,691	580,034
Perrigo Co. plc	66,717	2,449,181
Phibro Animal Health Corp., Class A	2,972	58,221
Prestige Consumer Healthcare, Inc.(1)	12,462	697,249
SIGA Technologies, Inc.(1)	10,000	81,600
Supernus Pharmaceuticals, Inc.(1)	11,238	336,803
		4,708,953
Professional Services — 0.5%
Acacia Research Corp.(1)	10,000	49,000
Barrett Business Services, Inc.	1,024	72,284
CRA International, Inc.	2,512	231,280
Heidrick & Struggles International, Inc.	7,891	340,655
Hill International, Inc.(1)	9,201	18,678
Kelly Services, Inc., Class A	7,404	124,831
Kforce, Inc.	4,885	374,338
Korn Ferry	5,083	369,737
TrueBlue, Inc.(1)	544	14,155
		1,594,958
Real Estate Management and Development — 0.3%
Forestar Group, Inc.(1)	3,087	61,184
Marcus & Millichap, Inc.(1)	14,077	603,200
RE/MAX Holdings, Inc., Class A	8,256	226,957
		891,341
Road and Rail — 2.8%
ArcBest Corp.	15,963	1,645,466
Covenant Logistics Group, Inc.(1)	4,475	112,188
Heartland Express, Inc.	19,812	331,653
Marten Transport Ltd.	22,014	353,985
PAM Transportation Services, Inc.(1)	1,739	112,670
Ryder System, Inc.	32,896	2,733,000
Saia, Inc.(1)	5,869	1,943,695
Schneider National, Inc., Class B	16,221	399,037
US Xpress Enterprises, Inc., Class A(1)	5,048	39,677
USA Truck, Inc.(1)	4,124	71,263
Werner Enterprises, Inc.	32,736	1,476,721
		9,219,355
Semiconductors and Semiconductor Equipment — 1.1%
Alpha & Omega Semiconductor Ltd.(1)	6,229	305,968
Amkor Technology, Inc.	26,534	572,073
Cirrus Logic, Inc.(1)	11,026	884,065

Diodes, Inc.(1)	9,573	1,018,089
MagnaChip Semiconductor Corp.(1)	1,624	29,362
Photronics, Inc.(1)	25,669	339,087
SMART Global Holdings, Inc.(1)	9,254	527,663
		3,676,307
Software†
InterDigital, Inc.	995	67,570
Specialty Retail — 8.1%
Aaron's Co., Inc. (The)	11,708	259,918
Abercrombie & Fitch Co., Class A(1)	29,333	1,055,988
Academy Sports & Outdoors, Inc.(1)	41,609	1,856,594
American Eagle Outfitters, Inc.(2)	60,061	1,554,979
Asbury Automotive Group, Inc.(1)	10,926	1,787,931
AutoNation, Inc.(1)	11,121	1,377,336
Barnes & Noble Education, Inc.(1)	11,000	77,220
Bed Bath & Beyond, Inc.(1)	37,941	695,458
Big 5 Sporting Goods Corp.(2)	10,404	246,887
Buckle, Inc. (The)	11,425	537,432
Build-A-Bear Workshop, Inc.(1)	6,830	116,520
Caleres, Inc.	16,544	390,604
Cato Corp. (The), Class A	10,167	167,247
Chico's FAS, Inc.(1)	56,054	321,189
Citi Trends, Inc.(1)	2,795	237,016
Conn's, Inc.(1)	7,285	159,396
Container Store Group, Inc. (The)(1)	3,451	40,135
Dick's Sporting Goods, Inc.(2)	7,201	846,550
Foot Locker, Inc.	36,361	1,659,516
Genesco, Inc.(1)	6,786	428,875
Group 1 Automotive, Inc.	9,311	1,813,317
Guess?, Inc.	11,461	258,446
Haverty Furniture Cos., Inc.	5,397	161,424
Hibbett, Inc.	7,288	568,100
Kirkland's, Inc.(1)(2)	3,934	84,935
Lazydays Holdings, Inc.(1)	2,951	59,699
Lumber Liquidators Holdings, Inc.(1)	5,680	87,131
MarineMax, Inc.(1)	7,483	398,619
Murphy USA, Inc.	10,749	1,863,124
ODP Corp. (The)(1)	14,436	545,103
Penske Automotive Group, Inc.	7,433	740,475
Rent-A-Center, Inc.	14,387	635,474
Shoe Carnival, Inc.	7,866	307,561
Signet Jewelers Ltd.	29,632	2,878,452
Sonic Automotive, Inc., Class A	8,591	385,822
Sportsman's Warehouse Holdings, Inc.(1)	11,692	199,115
Tilly's, Inc., Class A	11,039	165,806
TravelCenters of America, Inc.(1)	7,437	388,360
Urban Outfitters, Inc.(1)	21,311	674,919
Zumiez, Inc.(1)	8,607	393,856
		26,426,529
Technology Hardware, Storage and Peripherals — 0.1%
Super Micro Computer, Inc.(1)	6,077	251,588
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	4,003	237,058
Carter's, Inc.	14,803	1,495,547
Crown Crafts, Inc.	151	1,147

Culp, Inc.	167	1,772
Delta Apparel, Inc.(1)	1,000	29,440
G-III Apparel Group Ltd.(1)	15,558	461,139
Movado Group, Inc.	6,794	304,847
Oxford Industries, Inc.	6,702	640,309
Superior Group of Cos., Inc.	233	5,210
Unifi, Inc.(1)	4,426	90,158
Vera Bradley, Inc.(1)	5,863	55,757
		3,322,384
Thrifts and Mortgage Finance — 4.3%
Axos Financial, Inc.(1)	16,026	907,232
Bridgewater Bancshares, Inc.(1)	5,299	90,560
Essent Group Ltd.	37,608	1,563,741
Federal Agricultural Mortgage Corp., Class C	3,528	429,428
Flagstar Bancorp, Inc.	27,065	1,259,605
FS Bancorp, Inc.	2,126	69,010
Greene County Bancorp, Inc.	134	4,529
Hingham Institution For Savings (The)	363	141,788
Home Bancorp, Inc.	1,338	54,109
Luther Burbank Corp.	2,236	30,834
Merchants Bancorp	5,603	255,553
MGIC Investment Corp.	126,693	1,786,371
Mr. Cooper Group, Inc.(1)	29,870	1,172,995
NMI Holdings, Inc., Class A(1)	28,705	562,618
Northfield Bancorp, Inc.	5,000	84,250
OP Bancorp	1,343	18,265
PennyMac Financial Services, Inc.	13,369	846,659
Premier Financial Corp.	12,362	363,443
Provident Financial Services, Inc.	15,477	364,329
Radian Group, Inc.	64,132	1,306,369
Riverview Bancorp, Inc.	2,994	22,245
Southern Missouri Bancorp, Inc.	2,022	107,995
Territorial Bancorp, Inc.	886	22,309
Timberland Bancorp, Inc.	1,932	53,304
TrustCo Bank Corp. NY	3,035	99,123
Walker & Dunlop, Inc.	7,392	1,039,980
Washington Federal, Inc.	15,510	503,920
Waterstone Financial, Inc.	5,837	121,118
WSFS Financial Corp.	18,338	911,765
		14,193,447
Trading Companies and Distributors — 5.3%
Air Lease Corp.	65,266	2,649,147
BlueLinx Holdings, Inc.(1)	3,368	237,579
Boise Cascade Co.	24,337	1,577,768
GATX Corp.	22,017	2,168,674
Global Industrial Co.	2,247	90,015
H&E Equipment Services, Inc.	12,555	528,565
Herc Holdings, Inc.	15,698	2,675,724
Lawson Products, Inc.(1)	403	19,396
McGrath RentCorp	10,426	805,930
NOW, Inc.(1)	39,096	326,842
Rush Enterprises, Inc., Class A	25,814	1,315,481
Rush Enterprises, Inc., Class B	3,706	180,779
Textainer Group Holdings Ltd.(1)	30,592	999,441
Titan Machinery, Inc.(1)	10,728	356,599

Triton International Ltd.	42,512	2,379,397
Veritiv Corp.(1)	8,356	1,053,190
		17,364,527
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	18,420	467,684
Telephone and Data Systems, Inc.	38,533	681,263
United States Cellular Corp.(1)	6,875	200,131
		1,349,078
TOTAL COMMON STOCKS (Cost $262,941,254)		325,235,690
CORPORATE BONDS†
Capital Markets†
GAMCO Investors, Inc., 4.00%, 6/15/23 (Cost $1,000)	1,000	990
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $794,296)	794,296	794,296
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,157,104)	2,157,104	2,157,104
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $265,893,654)		328,188,080
OTHER ASSETS AND LIABILITIES — (0.2)%		(751,002)
TOTAL NET ASSETS — 100.0%		$327,437,078

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	4	December 2021	$439,460	$(26,016)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,393,928. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,626,525, which includes securities collateral of $2,469,421.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	325,235,690	—	—
Corporate Bonds	—	990	—
Temporary Cash Investments	794,296	—	—
Temporary Cash Investments - Securities Lending Collateral	2,157,104	—	—
	328,187,090	990	—
Liabilities
Other Financial Instruments
Futures Contracts	26,016	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.